Discontinued Operations (Narrative) (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) market	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) market	Dec. 31, 2015 USD ($) market	Nov. 16, 2017 shares	Oct. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations, net of tax			$ (952,000,000)	$ (291,000,000)	$ (141,000,000)
Face value of debt	$ 10,280,000,000	$ 9,470,000,000	10,280,000,000	9,470,000,000
Impairment charges		$ 444,000,000
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss on disposal			94,000,000		(10,000,000)
Net loss from discontinued operations, net of tax			(952,000,000)	(291,000,000)	(141,000,000)
CBS Radio [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss on disposal	$ 105,000,000		105,000,000		0
Net loss from discontinued operations, net of tax			$ (1,009,000,000)	(255,000,000)	(151,000,000)
Face value of debt							$ 1,460,000,000
Impairment charges				444,000,000
Impairment charges, net of tax				427,000,000
Goodwill, impairment loss				408,000,000
Goodwill, impairment loss, net of tax				405,000,000
CBS Radio [Member] | Discontinued Operations [Member] | Common Class B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares received in exchange offer (in shares) | shares						17,854,689
CBS Radio [Member] | Discontinued Operations [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares exchanged in exchange offer (in shares) | shares						101,400,000
CBS Radio [Member] | Discontinued Operations [Member] | Senior Secured Term Loan Due 2023 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face value of debt							1,060,000,000
CBS Radio [Member] | Discontinued Operations [Member] | 7.250% Senior Notes due November 2024 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face value of debt							$ 400,000,000
Stated interest rate	7.25%		7.25%				7.25%
FCC License [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges				36,000,000	484,000,000
Impairment charges, net of tax				$ 22,000,000	$ 297,000,000
Number of radio markets impairment | market		11		11	18